CONSOLIDATED BALANCE SHEETS - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Cash and Cash Deposits:
Cash and cash equivalents		¥ 1,315,408	¥ 1,489,792
Time deposits		328,151	363,682
Deposits with stock exchanges and other segregated cash		453,037	335,836
Total cash and cash deposits		2,096,596	2,189,310
Loans and receivables:
Loans receivable (including \303,956 million and \317,218 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		1,461,075	1,327,875
Receivables from customers (including \2,180 million and \1,803 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		187,026	64,070
Receivables from other than customers		1,303,576	1,181,742
Allowance for doubtful accounts		(3,253)	(3,009)
Total loans and receivables		2,948,424	2,570,678
Collateralized agreements:
Securities purchased under agreements to resell (including \1,087,138 million and \1,529,451 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		8,481,474	9,617,675
Securities borrowed		8,238,046	7,729,326
Total collateralized agreements		16,719,520	17,347,001
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of \9,266,192 million and \8,114,490 million in 2014 and 2015, respectively; including \9,156 million and \8,133 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		17,260,121	18,672,318
Private equity investments (including \3,476 million and \6,539 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		48,727	41,996
Total trading assets and private equity investments		17,308,848	18,714,314
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \350,820 million and \383,992 million in 2014 and 2015, respectively)		401,069	408,917
Non-trading debt securities		948,180	1,023,746
Investments in equity securities		159,755	136,740
Investments in and advances to affiliated companies		378,278	345,434
Other (including \56,976 million and \90,984 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		822,566	784,174
Total other assets		2,709,848	2,699,011
Total assets		41,783,236	43,520,314
LIABILITIES AND EQUITY
Short-term borrowings (including \49,279 million and \189,018 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)	[1]	662,256	602,131
Payables and deposits:
Payables to customers		723,839	492,516
Payables to other than customers		1,454,361	1,230,176
Deposits received at banks		1,220,400	1,114,181
Total payables and deposits		3,398,600	2,836,873
Collateralized financing:
Securities sold under agreements to repurchase (including \530,397 million and \982,567 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		12,217,144	13,937,690
Securities loaned		2,494,036	2,359,809
Other secured borrowings		668,623	814,500
Total collateralized financing		15,379,803	17,111,999
Trading liabilities		10,044,236	11,047,285
Other liabilities (including \1,123 million and \15,786 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		1,217,099	1,141,750
Long-term borrowings (including \1,984,986 million and \2,578,489 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		8,336,296	8,227,063
Total liabilities		39,038,290	40,967,101
Common stock
No par value shares; Authorized-6,000,000,000 shares in 2014 and 2015, Issued-3,822,562,601 shares in 2014 and 2015, Outstanding-3,717,630,462 shares in 2014 and 3,598,865,213 shares in 2015		594,493	594,493
Additional paid-in capital		683,407	683,638
Retained earnings		1,437,940	1,287,003
Accumulated other comprehensive income (loss)		143,739	20,636
Total NHI shareholder's equity before treasury stock		2,859,579	2,585,770
Common stock held in treasury, at cost-104,932,139 shares in 2014 and 223,697,388 shares in 2015		(151,805)	(72,090)
Total NHI shareholders' equity		2,707,774	2,513,680
Noncontrolling interests		37,172	39,533
Total equity		2,744,946	2,553,213
Total liabilities and equity		41,783,236	43,520,314
Variable Interest Entity, primary beneficiary [Member]
Cash and Cash Deposits:
Cash and cash equivalents		9,000	18,000
Collateralized agreements:
Securities purchased under agreements to resell (including \1,087,138 million and \1,529,451 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		1,000	32,000
Trading assets and private equity investments:
Trading assets (including securities pledged as collateral of \9,266,192 million and \8,114,490 million in 2014 and 2015, respectively; including \9,156 million and \8,133 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		1,008,000	751,000
Private equity investments (including \3,476 million and \6,539 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		1,000	1,000
Other assets:
Office buildings, land, equipment and facilities (net of accumulated depreciation and amortization of \350,820 million and \383,992 million in 2014 and 2015, respectively)		15,000	12,000
Other (including \56,976 million and \90,984 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		24,000	70,000	[2]
Total other assets		40,000	114,000
Total assets		1,057,000	883,000
Collateralized financing:
Securities sold under agreements to repurchase (including \530,397 million and \982,567 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		1,000	23,000
Trading liabilities		12,000	42,000
Other liabilities (including \1,123 million and \15,786 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		3,000	27,000
Long-term borrowings (including \1,984,986 million and \2,578,489 million measured at fair value by applying the fair value option in 2014 and 2015, respectively)		750,000	424,000
Total liabilities		¥ 765,000	¥ 493,000

[1]	Includes secured borrowings of \10,715 million as of March 31, 2014 and \17,284 million as of March 31, 2015.
[2]	Includes aircraft purchase deposits of \5 billion as of March 31, 2014. There were no aircraft purchase deposits as of March 31, 2015. In connection with these aircraft purchase deposits, certain of these VIEs had commitments to purchase aircraft as of March 31, 2014. No such commitments existed as of March 31, 2015. See Note 20 "Commitments, contingencies and guarantees" for further information.